JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 0.1%
Huntington Ingalls Industries, Inc.	1,364	214,598

Alternative Energy — 1.2%
Enphase Energy, Inc.*	7,464	1,361,060
First Solar, Inc.*	7,399	733,611
SolarEdge Technologies, Inc.*	3,673	1,059,036

		3,153,707

Automobiles & Parts — 1.5%
Aptiv plc	6,202	828,587
BorgWarner, Inc.	9,831	412,804
Gentex Corp.	31,345	1,035,952
Genuine Parts Co.	1,619	151,992
Harley-Davidson, Inc.	22,148	887,913
Lear Corp.	4,765	718,372

		4,035,620

Banks — 1.7%
Associated Banc-Corp.	3,920	70,325
Bank of Hawaii Corp.(a)	2,512	196,413
Citizens Financial Group, Inc.	5,076	184,970
Comerica, Inc.	2,739	156,671
Commerce Bancshares, Inc.	1,026	68,588
Fifth Third Bancorp	9,425	272,665
First Horizon National Corp.	9,979	138,608
First Republic Bank	2,939	426,126
FNB Corp.	12,204	120,332
Huntington Bancshares, Inc.	63,313	837,314
KeyCorp	11,144	187,888
M&T Bank Corp.	1,652	218,840
People’s United Financial, Inc.	16,149	220,595
Popular, Inc. (Puerto Rico)	9,282	526,754
Prosperity Bancshares, Inc.	1,991	134,273
Regions Financial Corp.	14,722	250,421
TCF Financial Corp.	10,489	407,603
Zions Bancorp NA	4,037	178,193

		4,596,579

Beverages — 0.6%
Brown-Forman Corp., Class B	11,467	821,840
Molson Coors Beverage Co., Class B	14,341	719,344

		1,541,184

Chemicals — 6.6%
Albemarle Corp.	7,505	1,220,763
Ashland Global Holdings, Inc.(a)	10,322	825,657
Cabot Corp.	17,854	783,969
Celanese Corp.	7,903	965,351
CF Industries Holdings, Inc.	27,376	1,132,819
Chemours Co. (The)	40,513	1,067,112
Eastman Chemical Co.	10,497	1,032,380
FMC Corp.	8,813	954,360
Huntsman Corp.	39,863	1,053,181
LyondellBasell Industries NV, Class A	12,013	1,030,235
Mosaic Co. (The)	16,828	436,855
NewMarket Corp.	1,737	681,234
Olin Corp.	46,623	1,114,756
PPG Industries, Inc.	6,978	940,006
RPM International, Inc.	11,621	958,384
Scotts Miracle-Gro Co. (The)	5,805	1,285,285
Valvoline, Inc.	34,385	816,300
Westlake Chemical Corp.	12,539	958,732
WR Grace & Co.	363	21,061

		17,278,440

Construction & Materials — 1.7%
AO Smith Corp.	13,490	732,507
Eagle Materials, Inc.	2,060	226,662
Jacobs Engineering Group, Inc.	1,161	117,215
Lennox International, Inc.	1,766	486,515
Masco Corp.	14,078	764,576
MDU Resources Group, Inc.	9,174	241,185
Owens Corning	4,209	326,618
Quanta Services, Inc.	10,040	707,519
Trane Technologies plc	6,429	921,597

		4,524,394

Electricity — 6.3%
AES Corp. (The)	49,949	1,218,256
Alliant Energy Corp.	15,965	776,697
Avangrid, Inc.	16,550	765,768
CMS Energy Corp.	14,178	806,445
Consolidated Edison, Inc.	12,560	888,997
DTE Energy Co.	8,135	965,787
Entergy Corp.	7,870	750,247
Evergy, Inc.	18,467	992,232
Eversource Energy	11,235	983,063
Hawaiian Electric Industries, Inc.	21,250	702,525
IDACORP, Inc.	10,421	920,174
NRG Energy, Inc.	27,506	1,139,023
OGE Energy Corp.	23,975	731,717
Pinnacle West Capital Corp.	12,502	940,776
PPL Corp.	32,575	901,350
Public Service Enterprise Group, Inc.	17,588	992,491
Vistra Corp.	54,683	1,092,020
Xcel Energy, Inc.	15,190	972,008

		16,539,576

Electronic & Electrical Equipment — 1.6%
AMETEK, Inc.	7,352	832,687
Amphenol Corp., Class A	7,221	901,758
Hubbell, Inc.	4,326	673,126
Keysight Technologies, Inc.*	8,102	1,147,162
nVent Electric plc	4,291	96,033
Regal Beloit Corp.	4,643	582,604

		4,233,370

Financial Services — 3.8%
Ally Financial, Inc.	8,437	319,256
Ameriprise Financial, Inc.	2,293	453,716
Broadridge Financial Solutions, Inc.	6,772	956,951
Discover Financial Services	4,698	392,471
Element Solutions, Inc.	61,923	1,054,549
Invesco Ltd.	51,835	1,067,283
Jefferies Financial Group, Inc.	32,042	748,181
LPL Financial Holdings, Inc.	3,937	426,534
MSCI, Inc.	2,500	988,250
Nasdaq, Inc.	3,051	412,709
Raymond James Financial, Inc.	3,127	312,481
Santander Consumer USA Holdings, Inc.	22,945	507,084
State Street Corp.	13,429	940,030

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Synchrony Financial	7,457	250,928
T. Rowe Price Group, Inc.	2,893	452,697
Virtu Financial, Inc., Class A	27,690	768,951

		10,052,071

Fixed Line Telecommunications — 0.3%
Lumen Technologies, Inc.(a)	73,667	911,997

Food & Drug Retailers — 0.7%
AmerisourceBergen Corp.	4,057	422,739
Casey’s General Stores, Inc.	3,679	689,739
Kroger Co. (The)	23,989	827,621

		1,940,099

Food Producers — 3.6%
Campbell Soup Co.	20,466	984,619
Conagra Brands, Inc.	28,000	968,800
Corteva, Inc.	26,655	1,062,468
Flowers Foods, Inc.	36,497	837,971
Hain Celestial Group, Inc. (The)*	8,787	365,408
Hershey Co. (The)	6,171	897,510
Hormel Foods Corp.	13,050	611,523
Ingredion, Inc.	7,481	564,591
JM Smucker Co. (The)	8,727	1,015,910
Kellogg Co.	10,720	631,837
McCormick & Co., Inc. (Non-Voting)	9,110	815,710
Tyson Foods, Inc., Class A	10,723	689,596

		9,445,943

Forestry & Paper — 0.4%
International Paper Co.	20,674	1,040,109

Gas, Water & Multiutilities — 2.2%
Ameren Corp.	13,155	956,632
American Water Works Co., Inc.	6,666	1,060,027
CenterPoint Energy, Inc.	33,266	701,580
Essential Utilities, Inc.	9,766	452,166
National Fuel Gas Co.	20,796	837,247
UGI Corp.	22,471	808,731
WEC Energy Group, Inc.	10,780	958,342

		5,774,725

General Industrials — 1.7%
AptarGroup, Inc.	4,132	549,432
Avery Dennison Corp.	6,846	1,032,856
Carlisle Cos., Inc.	906	131,307
ITT, Inc.	3,143	234,814
Packaging Corp. of America	5,952	800,306
Parker-Hannifin Corp.	2,268	600,135
Silgan Holdings, Inc.	10,025	365,211
Sonoco Products Co.(a)	8,450	489,339
WestRock Co.	3,872	160,417

		4,363,817

General Retailers — 4.6%
AutoNation, Inc.*	12,301	876,815
AutoZone, Inc.*	732	818,647
Best Buy Co., Inc.	9,399	1,022,799
Burlington Stores, Inc.*	479	119,223
Copart, Inc.*	8,855	971,836
Dick’s Sporting Goods, Inc.	16,723	1,120,608
Dollar Tree, Inc.*	6,294	639,848
Foot Locker, Inc.	5,769	252,798
frontdoor, Inc.*	13,962	768,469
Gap, Inc. (The)*	7,034	142,439
Graham Holdings Co., Class B	213	121,007
H&R Block, Inc.	10,202	175,780
IAA, Inc.*	16,029	915,897
Kohl’s Corp.	14,385	633,803
Penske Automotive Group, Inc.(a)	5,815	347,970
Service Corp. International	19,057	961,045
Tractor Supply Co.	7,086	1,004,370
Williams-Sonoma, Inc.	9,345	1,204,757

		12,098,111

Health Care Equipment & Services — 10.9%
Acadia Healthcare Co., Inc.*	3,769	191,013
Align Technology, Inc.*	548	287,908
Amedisys, Inc.*	3,447	990,358
Bio-Rad Laboratories, Inc., Class A*	1,806	1,036,229
Bio-Techne Corp.	3,308	1,074,802
Bruker Corp.	8,097	468,735
Chemed Corp.	1,840	952,936
Cooper Cos., Inc. (The)	2,593	943,956
DaVita, Inc.*	9,056	1,062,903
Dentsply Sirona, Inc.	16,705	893,550
Encompass Health Corp.	11,383	915,193
Envista Holdings Corp.*	29,712	1,055,965
Globus Medical, Inc., Class A*	11,299	697,035
Henry Schein, Inc.*	11,397	750,492
Hill-Rom Holdings, Inc.	8,584	824,407
Hologic, Inc.*	14,782	1,178,569
IDEXX Laboratories, Inc.*	2,221	1,063,148
Laboratory Corp. of America Holdings*	4,822	1,103,804
Masimo Corp.*	3,227	825,854
Molina Healthcare, Inc.*	4,599	982,392
PerkinElmer, Inc.	6,501	956,102
QIAGEN NV*	14,505	785,446
Quest Diagnostics, Inc.	7,308	943,828
Quidel Corp.*	4,449	1,116,566
ResMed, Inc.	4,883	984,266
STERIS plc	5,152	963,991
Teladoc Health, Inc.*(a)	3,972	1,047,933
Teleflex, Inc.	2,352	888,186
Universal Health Services, Inc., Class B	6,461	805,558
Varian Medical Systems, Inc.*	5,283	927,536
West Pharmaceutical Services, Inc.	3,482	1,042,824
Zimmer Biomet Holdings, Inc.	6,565	1,008,844

		28,770,329

Household Goods & Home Construction — 3.8%
Church & Dwight Co., Inc.	11,656	984,116
Clorox Co. (The)	5,042	1,056,098
DR Horton, Inc.	13,439	1,032,115
Fortune Brands Home & Security, Inc.	10,588	913,215
Leggett & Platt, Inc.	20,170	826,970
Lennar Corp., Class A	13,485	1,121,278
NVR, Inc.*	234	1,040,476
PulteGroup, Inc.	23,450	1,020,075
Toll Brothers, Inc.	21,597	1,103,607
Whirlpool Corp.	5,258	973,203

		10,071,153

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Industrial Engineering — 3.5%
Allison Transmission Holdings, Inc.	7,452	303,296
Crane Co.	2,415	182,767
Cummins, Inc.	4,429	1,038,246
Dover Corp.	4,483	522,225
Graco, Inc.	14,255	982,740
IDEX Corp.	4,647	865,225
Lincoln Electric Holdings, Inc.	4,544	520,288
Middleby Corp. (The)*	2,664	361,558
Nordson Corp.	2,705	484,168
PACCAR, Inc.	4,972	453,546
Pentair plc	4,713	256,670
Rockwell Automation, Inc.	2,974	739,128
Snap-on, Inc.	5,503	990,485
Toro Co. (The)	11,132	1,049,191
Xylem, Inc.	4,004	386,746

		9,136,279

Industrial Metals & Mining — 1.7%
Fastenal Co.	20,843	950,232
GrafTech International Ltd.	62,959	610,702
Nucor Corp.	19,035	927,576
Reliance Steel & Aluminum Co.	8,672	1,006,646
Steel Dynamics, Inc.	28,225	967,271

		4,462,427

Industrial Transportation — 1.2%
CH Robinson Worldwide, Inc.	5,137	439,522
Expeditors International of Washington, Inc.	5,823	521,275
Kansas City Southern	2,821	571,732
Landstar System, Inc.	5,657	788,586
Old Dominion Freight Line, Inc.	3,143	609,742
Schneider National, Inc., Class B	7,230	151,830

		3,082,687

Leisure Goods — 1.9%
Garmin Ltd.	8,761	1,006,288
Hasbro, Inc.	4,994	468,537
Polaris, Inc.	3,812	444,746
Pool Corp.	2,953	1,045,894
Take-Two Interactive Software, Inc.*	5,657	1,133,946
Thor Industries, Inc.	6,747	816,454

		4,915,865

Life Insurance — 0.4%
Globe Life, Inc.	6,639	600,099
Lincoln National Corp.	2,435	110,768
Principal Financial Group, Inc.	5,394	265,763

		976,630

Media — 2.5%
Cable One, Inc.	335	670,000
Discovery, Inc., Class A*(a)	20,346	842,731
Dolby Laboratories, Inc., Class A	7,250	638,218
FactSet Research Systems, Inc.	2,761	834,761
Interpublic Group of Cos., Inc. (The)(a)	41,877	1,007,979
John Wiley & Sons, Inc., Class A	2,059	93,911
Liberty Media Corp.-Liberty SiriusXM, Class A*	13,809	558,160
Morningstar, Inc.	2,080	478,171
Nexstar Media Group, Inc., Class A	6,697	761,248
Omnicom Group, Inc.	9,526	594,232
Sirius XM Holdings, Inc.(a)	38,096	238,481

		6,717,892

Mining — 0.3%
Royal Gold, Inc.	6,653	711,073

Mobile Telecommunications — 0.3%
Telephone and Data Systems, Inc.	36,888	691,650
United States Cellular Corp.*	6,187	192,911

		884,561

Nonlife Insurance — 2.3%
American Financial Group, Inc.	4,951	466,087
Arch Capital Group Ltd.*	913	28,677
Arthur J Gallagher & Co.	8,589	991,257
Assurant, Inc.	3,930	532,397
Assured Guaranty Ltd.	5,035	180,001
Axis Capital Holdings Ltd.	3,567	163,725
Brown & Brown, Inc.	16,060	692,025
CNA Financial Corp.	119	4,572
Everest Re Group Ltd.	1,361	287,280
Fidelity National Financial, Inc.	7,430	269,709
First American Financial Corp.	3,924	205,186
Hanover Insurance Group, Inc. (The)	2,032	228,539
Hartford Financial Services Group, Inc. (The)	14,623	702,197
Mercury General Corp.	1,581	83,809
Old Republic International Corp.	28,793	521,153
Reinsurance Group of America, Inc.	2,484	260,944
WR Berkley Corp.	7,918	492,025

		6,109,583

Oil & Gas Producers — 3.1%
Apache Corp.	5,623	80,297
Cabot Oil & Gas Corp.	58,379	1,070,087
Continental Resources, Inc.(a)	33,268	655,047
Devon Energy Corp.	97,071	1,597,789
Diamondback Energy, Inc.	8,412	476,876
EQT Corp.	59,940	977,621
Hess Corp.	13,097	706,976
HollyFrontier Corp.	21,279	605,600
Marathon Petroleum Corp.	19,012	820,558
Pioneer Natural Resources Co.	8,770	1,060,293

		8,051,144

Oil Equipment, Services & Distribution — 2.6%
Antero Midstream Corp.	151,052	1,223,521
Baker Hughes Co.	37,815	759,703
Cheniere Energy, Inc.*	8,766	555,151
Equitrans Midstream Corp.	74,278	493,949
Halliburton Co.(a)	54,493	960,712
Helmerich & Payne, Inc.	32,478	788,566
NOV, Inc.	44,309	548,545
Targa Resources Corp.	17,420	476,785
Williams Cos., Inc. (The)	48,734	1,034,623

		6,841,555

Personal Goods — 1.7%
Capri Holdings Ltd.*	11,988	499,420
Carter’s, Inc.	7,448	655,722
Hanesbrands, Inc.(a)	48,429	740,480
Lululemon Athletica, Inc.*	2,540	834,847
Nu Skin Enterprises, Inc., Class A	13,707	793,224
PVH Corp.	3,646	310,858

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Skechers U.S.A., Inc., Class A*	2,855	98,440
Tapestry, Inc.	19,699	622,882

		4,555,873

Pharmaceuticals & Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc.*	6,094	934,393
Cardinal Health, Inc.	11,907	639,763
Charles River Laboratories International, Inc.*	4,357	1,128,681
Horizon Therapeutics plc*	12,846	931,078
Ionis Pharmaceuticals, Inc.*	6,463	388,232
Jazz Pharmaceuticals plc*	5,370	835,035
Moderna, Inc.*	4,006	693,679
Neurocrine Biosciences, Inc.*	5,343	586,394
Perrigo Co. plc(a)	10,361	442,415
Royalty Pharma plc, Class A(a)	10,184	478,750
Syneos Health, Inc.*	5,963	443,349
United Therapeutics Corp.*	6,532	1,070,072
Viatris, Inc.*	21,036	357,402

		8,929,243

Real Estate Investment & Services — 0.2%
CBRE Group, Inc., Class A*	5,643	344,110
Jones Lang LaSalle, Inc.*	1,304	190,658

		534,768

Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities, Inc.	2,300	384,353
American Campus Communities, Inc.	1,410	58,036
Annaly Capital Management, Inc.	30,583	248,334
Brandywine Realty Trust	10,153	111,683
Brixmor Property Group, Inc.	5,736	97,111
Camden Property Trust	2,707	276,520
CoreSite Realty Corp.	2,156	289,853
CubeSmart	806	28,081
Duke Realty Corp.	12,324	487,537
Equity Commonwealth	11,907	339,469
Extra Space Storage, Inc.	3,042	346,149
Gaming and Leisure Properties, Inc.	17,488	719,281
Healthpeak Properties, Inc.	27,887	826,850
Highwoods Properties, Inc.	3,878	145,386
Iron Mountain, Inc.(a)	4,732	159,326
Lamar Advertising Co., Class A	4,259	344,042
Medical Properties Trust, Inc.	43,127	910,411
Mid-America Apartment Communities, Inc.	2,008	266,562
New Residential Investment Corp.	60,290	566,123
Omega Healthcare Investors, Inc.	5,081	184,034
Spirit Realty Capital, Inc.	11,815	455,586
Starwood Property Trust, Inc.	40,609	761,825
VICI Properties, Inc.	26,307	665,041
Weingarten Realty Investors	4,410	99,269
Welltower, Inc.	4,451	269,731
WP Carey, Inc.	10,396	690,294

		9,730,887

Software & Computer Services — 6.2%
Akamai Technologies, Inc.*	1,938	215,176
Amdocs Ltd.	14,143	998,779
ANSYS, Inc.*	2,858	1,012,789
Black Knight, Inc.*	7,192	587,514
Cadence Design Systems, Inc.*	8,655	1,128,525
Cerner Corp.	8,882	711,537
Citrix Systems, Inc.	6,090	811,858
EPAM Systems, Inc.*	2,183	751,891
Fortinet, Inc.*	5,863	848,669
IAC/InterActiveCorp*	3,287	690,106
IQVIA Holdings, Inc.*	5,725	1,017,905
Leidos Holdings, Inc.	8,219	871,707
Manhattan Associates, Inc.*	8,035	909,803
National Instruments Corp.	1,374	56,884
NortonLifeLock, Inc.	29,258	616,466
Nuance Communications, Inc.*(a)	23,699	1,079,252
Paycom Software, Inc.*	705	267,717
SS&C Technologies Holdings, Inc.	14,741	926,914
Synopsys, Inc.*	4,429	1,131,388
Tyler Technologies, Inc.*	1,771	748,761
Veeva Systems, Inc., Class A*	3,406	941,555
VeriSign, Inc.*	511	99,170

		16,424,366

Support Services — 2.3%
ADT, Inc.	20,190	182,316
Booz Allen Hamilton Holding Corp.	10,798	919,666
Cintas Corp.	2,027	644,829
Jack Henry & Associates, Inc.	4,753	688,187
MSC Industrial Direct Co., Inc., Class A	7,738	600,237
Paychex, Inc.	5,392	470,829
Republic Services, Inc.	5,936	537,327
Robert Half International, Inc.	6,335	427,612
TransUnion	6,592	573,768
Western Union Co. (The)	9,254	206,086
WW Grainger, Inc.	2,093	762,668

		6,013,525

Technology Hardware & Equipment — 6.5%
CDW Corp.	7,365	969,676
Ciena Corp.*	14,746	787,289
Cirrus Logic, Inc.*	8,295	777,159
Entegris, Inc.	10,632	1,046,083
Juniper Networks, Inc.(a)	27,337	667,570
KLA Corp.	4,062	1,137,644
Lumentum Holdings, Inc.*	9,744	913,987
Marvell Technology Group Ltd.	18,447	949,283
Maxim Integrated Products, Inc.	11,893	1,043,135
Microchip Technology, Inc.	3,447	469,171
Monolithic Power Systems, Inc.	3,152	1,119,874
Motorola Solutions, Inc.	5,535	927,389
NetApp, Inc.	7,871	522,949
ON Semiconductor Corp.*	8,484	292,613
Qorvo, Inc.*	6,523	1,114,650
Skyworks Solutions, Inc.	5,583	944,923
SYNNEX Corp.	7,029	573,707
Teradyne, Inc.	9,257	1,050,484
Ubiquiti, Inc.(a)	860	264,871
Xerox Holdings Corp.	28,398	597,210
Xilinx, Inc.	7,034	918,429

		17,088,096

Travel & Leisure — 2.8%
Alaska Air Group, Inc.	1,375	67,141
Choice Hotels International, Inc.	5,468	550,299
Copa Holdings SA, Class A (Panama)	10,662	824,919
Darden Restaurants, Inc.	8,183	956,511

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Extended Stay America, Inc.	35,249	517,455
Hilton Worldwide Holdings, Inc.	9,261	938,973
Hyatt Hotels Corp., Class A(a)	8,879	582,995
Vail Resorts, Inc.	3,001	798,146
Wendy’s Co. (The)	27,972	570,629
Wyndham Destinations, Inc.	11,105	491,285
Yum China Holdings, Inc. (China)	17,046	966,679

		7,265,032

TOTAL COMMON STOCKS (Cost $217,971,002)		263,017,308

SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c) (Cost $141,260)	141,260	141,260

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(b)(c)	5,199,980	5,200,500
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	1,712,518	1,712,518

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $6,913,018)		6,913,018

TOTAL SHORT-TERM INVESTMENTS (Cost $7,054,278)		7,054,278

Total Investments — 102.6% (Cost $225,025,280)		270,071,586
Liabilities in Excess of Other Assets — (2.6%)		(6,768,293)

Net Assets — 100.0%		263,303,293

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $6,617,504.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	1	03/2021	USD	233,770	9,628

Abbreviations

USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$270,071,586	$—	$—	$270,071,586

Appreciation in Other Financial Instruments
Futures Contracts(a)	$9,628	$—	$—	$9,628

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17% (a)(b)	$500	$11,200,000	$6,000,000	$—	$—	$5,200,500	5,199,980	$1,111	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	3,052,553	12,684,170	14,024,205	—	—	1,712,518	1,712,518	97	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	147,665	3,747,166	3,753,571	—	—	141,260	141,260	35	—

Total	$3,200,718	$27,631,336	$23,777,776	$—	$—	$7,054,278		$1,243	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.